Prepaid Expenses and Other Current Assets	12 Months Ended
Mar. 31, 2020
Prepaid Expenses And Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
7.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of March 31,
	2019	2020
	$	$

Prepaid expenses	137	129
Short-term rental prepayment	79	-
Payment in advance	110	140
Deposits	373	108
Other	23	11
	722	388